Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-31269
Entity Registrant Name	Alcon Inc.
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Rue Louis-d'Affry 6
Entity Address, Postal Zip Code	1701
Entity Address, City or Town	Fribourg
Entity Address, Country	CH
Title of 12(b) Security	Ordinary Shares, nominal value CHF 0.04 per share
Trading Symbol	ALC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	490,086,981
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Central Index Key	0001167379
Business Contact
Document Information [Line Items]
Contact Personnel Name	Royce Bedward
Entity Address, Address Line One	Chemin de Blandonnet 8
Entity Address, Postal Zip Code	1214
Entity Address, Address Line Two	Vernier
Entity Address, City or Town	Geneva
Entity Address, Country	CH
City Area Code	817
Local Phone Number	293 0450
Contact Personnel Fax Number	1 817 916 2652